Share based payment arrangement - Summary of Inputs Used in Binomial Option Pricing Model (Detail) ₩ / shares in Units, ₩ in Millions		12 Months Ended
	Nov. 01, 2021 KRW (₩) mo	Dec. 31, 2022 KRW (₩) yr ₩ / shares	Dec. 31, 2021 KRW (₩) yr ₩ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated option's life | mo	6
Per share fair value of the option | ₩	₩ 300,500
Series 1-2 [member] | SK Telecom Co., Ltd. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		3.67%
Estimated option's life | yr		6
Share price (Closing price on the preceding day)		₩ 47,400
Expected volatility		20.80%
Expected dividends		6.90%
Exercise price		₩ 53,298
Per share fair value of the option | ₩		₩ 250
Series 1-2 [member] | SK Square Co., Ltd. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		1.95%
Estimated option's life | yr		6
Share price (Closing price on the preceding day)		₩ 52,500
Expected volatility		13.38%
Expected dividends		3.80%
Exercise price		₩ 53,298
Per share fair value of the option | ₩		₩ 4,048
Series 1-3 [member] | SK Telecom Co., Ltd. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		3.70%
Estimated option's life | yr		7
Share price (Closing price on the preceding day)		₩ 47,400
Expected volatility		20.80%
Expected dividends		6.90%
Exercise price		₩ 57,562
Per share fair value of the option | ₩		₩ 947
Series 1-3 [member] | SK Square Co., Ltd. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		2.07%
Estimated option's life | yr		7
Share price (Closing price on the preceding day)		₩ 52,500
Expected volatility		13.38%
Expected dividends		3.80%
Exercise price		₩ 57,562
Per share fair value of the option | ₩		₩ 3,096
Series 2 [member] | SK Telecom Co., Ltd. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		3.65%
Estimated option's life | yr		5
Share price (Closing price on the preceding day)		₩ 47,400
Expected volatility		20.80%
Expected dividends		6.90%
Exercise price		₩ 50,824
Per share fair value of the option | ₩		₩ 357
Series 2 [member] | SK Square Co., Ltd. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		2.63%
Estimated option's life | yr		5
Share price (Closing price on the preceding day)		₩ 48,700
Expected volatility		16.45%
Expected dividends		3.70%
Exercise price		₩ 50,824
Per share fair value of the option | ₩		₩ 4,798
Series 3 [member] | SK Telecom Co., Ltd. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		3.70%
Estimated option's life | yr		5
Share price (Closing price on the preceding day)		₩ 47,400
Expected volatility		20.80%
Expected dividends		6.90%
Exercise price		₩ 53,052
Per share fair value of the option | ₩		₩ 1,639
Series 3 [member] | SK Square Co., Ltd. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		1.91%
Estimated option's life | yr		5
Share price (Closing price on the preceding day)		₩ 51,800
Expected volatility		8.30%
Expected dividends		3.80%
Exercise price		₩ 53,052
Per share fair value of the option | ₩		₩ 1,720
Series 4 [member] | SK Telecom Co., Ltd. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		3.70%
Estimated option's life | yr		5
Share price (Closing price on the preceding day)		₩ 47,400
Expected volatility		20.80%
Expected dividends		6.90%
Exercise price		₩ 50,862
Per share fair value of the option | ₩		₩ 2,289
Series 4 [member] | SK Square Co., Ltd. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		1.78%
Estimated option's life | yr		5
Share price (Closing price on the preceding day)		₩ 50,600
Expected volatility		7.70%
Expected dividends		3.90%
Exercise price		₩ 50,862
Per share fair value of the option | ₩		₩ 1,622
Series 5 [member] | SK Telecom Co., Ltd. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		3.76%
Estimated option's life | yr		7
Share price (Closing price on the preceding day)		₩ 47,400
Expected volatility		20.80%
Expected dividends		6.90%
Exercise price		₩ 38,452
Per share fair value of the option | ₩		₩ 9,628
Series 5 [member] | SK Square Co., Ltd. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		1.52%
Estimated option's life | yr		7
Share price (Closing price on the preceding day)		₩ 34,900
Expected volatility		8.10%
Expected dividends		5.70%
Exercise price		₩ 38,452
Per share fair value of the option | ₩		₩ 192
Series 6 [member] | SK Telecom Co., Ltd. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		3.74%
Estimated option's life | yr		5
Share price (Closing price on the preceding day)		₩ 47,400
Expected volatility		20.80%
Expected dividends		6.90%
Exercise price		₩ 50,276
Per share fair value of the option | ₩		₩ 3,837
Series 6 [member] | SK Square Co., Ltd. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		1.55%
Estimated option's life | yr		5
Share price (Closing price on the preceding day)		₩ 49,800
Expected volatility		25.70%
Expected dividends		4.00%
Exercise price		₩ 50,276
Per share fair value of the option | ₩		₩ 8,142
Series 7-1 [member] | SK Telecom Co., Ltd. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		3.75%
Estimated option's life | yr		7
Share price (Closing price on the preceding day)		₩ 47,400
Expected volatility		20.80%
Expected dividends		6.90%
Exercise price		₩ 56,860
Per share fair value of the option | ₩		₩ 3,153
Series 7-2 [member] | SK Telecom Co., Ltd. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		3.76%
Estimated option's life | yr		5
Share price (Closing price on the preceding day)		₩ 47,400
Expected volatility		20.80%
Expected dividends		6.90%
Exercise price		₩ 56,860
Per share fair value of the option | ₩		₩ 2,693
Share Appreciation Rights Of SK Telecom Co., Ltd. [Member] | Cash settled share based payment arrangement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		3.72%	3.70%
Estimated option's life | yr		3.25	3.25
Share price (Closing price on the preceding day)		₩ 47,400	₩ 47,400
Expected volatility		20.80%	20.80%
Expected dividends		6.90%	6.90%
Exercise price		₩ 56,860	₩ 50,276
Per share fair value of the option | ₩		₩ 1,625	₩ 2,308
Share Appreciation Rights of SK Square Co., Ltd. [Member] | Cash settled share based payment arrangement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		3.70%
Estimated option's life | yr			3.25
Share price (Closing price on the preceding day)		₩ 33,550
Expected volatility		37.40%
Expected dividends		0.00%
Exercise price		₩ 50,276
Per share fair value of the option | ₩		₩ 1,760